Note 15 - Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 15 - Discontinued Operations

Our financial statements, including footnotes 1, 2, 4, 6, 7, 10, 11, 12, 13 and 14 have been updated to recast our segment information and to give effect to the classification of Tropical Shipping as discontinued operations for all periods presented.

On April 4, 2014, we entered into a definitive agreement to sell Tropical Shipping. We received all regulatory approvals and our agreement to sell Tropical Shipping closed on August 31, 2014. After-tax cash proceeds and distributions from the transaction were $220 million, subject to certain defined post-closing adjustments, and we recorded $29 million of income tax expense upon closing the transaction.

In the first quarter of 2014, we recognized income tax expense of $31 million on our unaudited Condensed Consolidated Statements of Income related to the cumulative earnings of our foreign subsidiaries for which income taxes had not previously been recorded. We also recorded a goodwill impairment charge of $19 million, for which there is no income tax benefit, during the first quarter of 2014 based upon the negotiated sale price. Additionally, we suspended depreciation and amortization of the Tropical Shipping assets for which we recognized a $4 million pre-tax loss in the second quarter of 2014 to reflect the lower purchase price at closing. The assets and liabilities of Tropical Shipping classified as held for sale on the unaudited Condensed Consolidated Statements of Financial Position are as follows:

	December 31,
In millions	2013	2012
Current assets
Cash and cash equivalents	$24	$23
Short-term investments	1	2
Receivables	36	34
Inventories	9	9
Other	1	8
Total current assets	71	76
Long-term assets and other deferred debits
Property, plant and equipment, net	124	130
Goodwill	61	61
Intangible assets	19	20
Other	8	4
Total long-term assets and other deferred debits	212	215
Total assets held for sale	$283	$291
Current liabilities
Accrued expenses	$7	$7
Other accounts payable - trade	11	8
Other	22	24
Total current liabilities	40	39
Total liabilities held for sale	$40	$39

The financial results of these businesses are reflected as discontinued operations, and all prior periods presented have been recast to reflect the discontinued operations. The components of discontinued operations recorded on the unaudited Condensed Consolidated Statements of Income are as follows:

	December 31,
In millions	2013	2012	2011
Operating revenues	$365	$342	$19
Operating expenses
Cost of goods sold	222	208	12
Operation and maintenance	110	106	6
Depreciation and amortization	19	22	1
Taxes other than income taxes	6	6	-
Total operating expenses	357	342	19
Operating income	8	-	-
Income before income taxes	8	-	-
Income tax expense (benefit)	3	(1)	-
Income from discontinued operations, net of tax	$5	$1	$-

Cash and cash equivalents As of December 31, 2013 and 2012, we had $31 million and $25 million of cash and short and long-term investments, respectively, in our Consolidated Statements of Financial Position held by Tropical Shipping that were included in the sale.

Property, plant and equipment A summary of Tropical Shipping’s PP&E as of December 31, 2013 and 2012 is provided in the following table.

In millions	2013	2012
Shipping vessels and containers	148	145
Construction work in progress	4	1
Total PP&E, gross	152	146
Less accumulated depreciation	28	16
Total PP&E, net	$124	$130

Goodwill Changes in the amount of Tropical Shipping’s goodwill for the twelve months ended December 31, 2013 and 2012 are provided below.

In millions
Goodwill - December 31, 2011	$77
Adjustments to initial Nicor purchase price allocation and other	(16)
Goodwill - December 31, 2012	61
Goodwill - December 31, 2013	$61

Intangible AssetsA summary of the intangible assets of Tropical Shipping, as of December 31, 2013 and 2012, is provided in the following table.

	Weighted average	December 31, 2013			December 31, 2012
In millions	amortization period (in years)	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships	18	$6	$-	$6	$6	$-	$6
Trade names	15	15	(2)	13	15	(1)	14
Total		$21	$(2)	$19	$21	$(1)	$20

Amortization expense was $1 million in 2013, $1 million in 2012 and $0 in 2011.

Fair value of money market funds At December 31, 2013 and 2012, the fair value of our money market funds, which were held by Tropical Shipping, were as follows:

In millions	2013	2012
Money market funds (1)	$48	$66

(1)	Carried at fair value and classified as Level 1 within the fair value hierarchy.

Revenues Revenues are recognized at the time vessels depart from port. Insurance premiums are recognized when the vessel carrying the insured cargo reaches its port of destination and the insured cargo is released to the consignee. The portion of premiums not earned at the end of the year is recorded as unearned premiums.

Repair and maintenance expense We record expense for repair and maintenance costs as incurred. This includes expenses for planned major maintenance, such as dry docking the vessels.

Employee Savings Plan Benefits Under our defined contribution retirement benefit plans, our matching contributions to participant accounts of Tropical Shipping were $2 million in each of 2013 and 2012. There were no such matching contributions in 2011.

Employee Stock Purchase Plan (ESPP) ESPP information related to the employees of Tropical Shipping follows.

	2013	2012	2011
Shares purchased on the open market	5,609	4,543	-
Average per-share purchase price	$42.96	$38.96	-
Total purchase price discount	$35,928	$26,423	-